June 4, 2021

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: MassMutual Premier Funds (the “Trust”)

(Securities Act of 1933 File No. 333-256839  and Investment Company Act of 1940 Act File No. 811-08690)

Dear Sir or Madam:

Pursuant to Rule 313 of Regulation S-T, the Trust hereby requests class identifiers for the classes of the Trust set forth in the table below, which were registered electronically via EDGAR through a registration statement on Form N-14 filed by the Trust earlier today, June 4, 2021 (accession number 0001104659-21-077191).

Fund	Share Classes
MassMutual High Yield Fund	Class C and Class Y
MassMutual Short-Duration Bond Fund	Class C, Class L and Class Y

This unofficial filing is being made via EDGAR submission type 485APOS using the Securities Act of 1933 file number assigned to the Trust through Form N-14 (333-256839) solely for the purpose of obtaining class identifiers for the specified share classes, pursuant to the “Notice and FAQ’s re: Mandatory Series and Class (Contract) Identifiers” (found at http://www.sec.gov/info/edgar/ednews/seriesclassfaq063006.htm).

If you have any questions or would like further information, please contact the undersigned at 413-744-0762.

Very truly yours,

/s/ Andrew M. Goldberg

Andrew M. Goldberg

Vice President, Secretary, and Chief Legal Officer

MassMutual Premier Funds